Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

8 Right-of-use assets and lease liabilities

          As of December 31, 2023, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Motor vehicles	8 to 9 years
Corporate office premises	1.5 years

(a)  Amount recognized in the consolidated balance sheet:

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Right-of-use assets	353,415	228,450	173,160
Lease liabilities
Current	102,402	93,000	70,492
Non-current	217,037	98,876	74,946
	319,439	191,876	145,438

(b) A summary of lease cost recognized in the Company’s consolidated statements of income is as follows:

	For the years ended December 31,
	2022	2023	2023
	S$	S$	US$

Amortization charge of right-of-use assets	94,188	76,310	57,841
Interest of lease liabilities	15,313	14,259	10,808